RESEARCH AND DEVELOPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Research and Development [Abstract]
Gross research and development expenses	$ 122.3	$ 108.3	$ 107.3
Capitalized computer software, impairments	$ 0.0	$ 0.0	$ 0.0